Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fifth Wall Acquisition Corp Three [Member]
Description of Organization and Business Operations
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Organization and General
Fifth Wall Acquisition Corp. III (the “Company”) was incorporated as a Cayman Islands exempted company on February 19, 2021 (inception). The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risk associated with early stage and emerging growth companies.
As of June 30, 2023, the Company had not commenced any operations. All activity for the period from February 19, 2021 (inception) through June 30, 2023 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below, and seeking a Business Combination following the Initial Public Offering. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering (as defined below).
The Company’s sponsor is Fifth Wall Acquisition Sponsor III LLC, a Cayman Islands exempted limited company (the “Sponsor”). The registration statement on Form
S-1
for the Company’s Initial Public Offering was declared effective on May 24, 2021. On May 27, 2021, the Company consummated its Initial Public Offering of 27,500,000 Class A ordinary shares (the “Public Shares”), including 2,500,000 Public Shares as a result of the underwriters’ partial exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $275.0 million, and incurring offering costs of approximately $16.1 million, of which approximately $9.6 million was for deferred underwriting commissions (see Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 907,000 Class A ordinary shares (the “Private Placement Shares”), at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of approximately $9.1 million (see Note 4).
Upon the closing of the Initial Public Offering, management agreed that an amount equal to at least $10.00 per Public Share sold in the Initial Public Offering, including the proceeds from the sale of the Private Placement Shares, are held in a trust account (“Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and is invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The Company will provide the holders of Public Shares (the “Public Shareholders”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes). The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5).
These redeemable Public Shares were classified as temporary equity in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon consummation of such a Business Combination and only if a majority of the ordinary shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which the Company adopted upon the consummation of the Initial Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) agreed to vote their Founder Shares (as defined below in Note

4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial shareholders agreed to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and Public Shares in connection with the completion of a Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of its Business Combination and does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.
The Company’s Sponsor, officers and directors (the “initial shareholders”) agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association that would modify the substance or timing of the Company’s obligation to provide holders of its Public
Shares the right to have their shares

redeemed in connection with a Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete its Business Combination within 24 months from the closing of the Initial Public Offering, or May 27, 2023 (the “Combination Period”), or with respect to any other provision relating to the rights of Public Shareholders, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.
On April 17, 2023, the Company filed a preliminary proxy statement for its shareholders to consider and vote upon certain amendments to the governing documents of the Company to (i) extend the date by which the Company must complete an initial business combination from May 27, 2023 to September 15, 2023 and (ii) remove certain restrictions regarding the ability to redeem Class A ordinary shares to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001. On May 1, 2023, the Company filed the definitive proxy statement regarding the above, with a shareholder meeting set for May 17, 2023
 (the “Extension Extraordinary General Meeting”).
On May 11, 2023, parties to that certain letter agreement, dated May 24, 2021, by and among the Company and its officers and directors, amended and restated the letter agreement in its entirety to clarify certain voting obligations of the parties thereto with respect to securities of the Company acquired after the Initial Public Offering.

Concurrently, parties to that certain Sponsor Agreement dated December 13, 2022, by and among the Company, its officers and directors, and MIC, amended and restated the Sponsor Agreement in its entirety to clarify certain voting obligations of the parties thereto with respect to securities of the Company acquired after the Initial Public Offering.
On May 17, 2023, the Company held the Extension Extraordinary General Meeting. The Company’s shareholders approved and adopted (i) an amendment to its Amended and Restated Memorandum and Articles of Association to change the date by which the Company must consummate a business combination or, if it fails to complete such business combination by such date, cease all operations except for the purpose of winding up and, subject to and in accordance with the Amended and Restated Memorandum and Articles of Association, redeem all of the Public Shares, from May 27, 2023 to September 15, 2023 and (ii) an amendment to its Amended and Restated Memorandum and Articles of Association, to eliminate from the  Amended and Restated Memorandum and Articles of Association the limitation that the Company shall not redeem the Public Shares to the extent that such redemption would cause the Company’s net tangible assets to be less than
$5,000,001.
On May 25, 2023, the Company and Continental entered into Amendment No. 1 to the Trust Agreement (“Amendment No. 1”). Amendment No. 1 amends the Trust Agreement for administrative purposes to allow for trust account proceeds to be held in an interest bearing deposit account. The Company also instructed Continental to liquidate the investments held in the trust account and move such cash proceeds to an interest bearing deposit account.
If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes that were paid by the Company or are payable by the Company, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The initial shareholders agreed to waive their liquidation rights with respect to the Founder Shares and Private Placement Shares held by them if the Company fails to complete a Business Combination within the Combination Period. However, if the initial shareholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per Public Share due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (excluding the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Proposed Merger
On December 13, 2022, the Company (together with its successors, including after the Domestication (as defined below)), entered into an agreement and plan of merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Queen Merger Corp. I, a Maryland corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Mobile Infrastructure Corporation, a Maryland corporation (“MIC”). The transactions set forth in the Merger Agreement, including the Mergers (defined below), will constitute an “initial business combination” as contemplated by the Amended and Restated Memorandum and Articles of Association and is referred to herein as the “Merger”.
On March 23, 2023, the Company, Merger Sub and MIC entered into the First Amendment to the Agreement and Plan of Merger (the “First Amendment”) to, among other things, clarify the intended tax treatment of the Merger, expand the size of the post-closing board of directors, and revise certain pre-closing
reorganizational steps of MIC affiliates.
The Mergers
The Merger Agreement provides for, among other things, the following transactions: (i) the Company will transfer by way of continuation from the Cayman Islands to the State of Maryland and will domesticate by means of a corporate conversion (the “Domestication”) to a Maryland corporation (“Surviving Pubco”) in accordance with Title 3, Section 9 of the Maryland General Corporation Law, as amended (the “MGCL”), and Part XII of the Cayman Islands Companies Act (as revised), and, in connection with the Domestication, (A) each then issued and outstanding Class A ordinary share, par value $0.0001 per share, of the Company (the “Class A Shares”) will convert automatically, on

a one-for-one basis,

into
one share of common stock, par value $0.0001, of Surviving Pubco (the “Surviving Pubco Shares”); and (B) each then issued and outstanding Class B ordinary share, par value $0.0001 per share, of the Company will convert automatically, on

a one-for-one basis,

into
one Surviving Pubco Share; and (ii) following the Domestication, (A) Merger Sub will merge with and into MIC in accordance with the MGCL (the “First Merger”), with MIC continuing as the surviving entity (the “First-Step Surviving Company”) and (B) immediately following the effectiveness of the First Merger, the First-Step Surviving Company will merge with and into Surviving Pubco in accordance with the MGCL (the “Second Merger” and, together with the First Merger, the “Mergers”), with Surviving Pubco continuing as the surviving entity (the “Second-Step Surviving Company”).
Lock-up Agreements
Sponsor Lock-up Agreement
Concurrently with the execution of the Merger Agreement ,the Sponsor, MIC and the Company entered into a lock-up
agreement (“Sponsor
Lock-up
Agreement”). Pursuant to the Sponsor
Lock-up
Agreement, the Sponsor agreed, among other things, that its shares received in exchange for the Class A Shares in the Mergers, may not be transferred until, subject to certain customary exceptions, the earlier to occur of (a) six (6) months following the consummation of the transactions contemplated by the Merger Agreement (the “Closing”) and (b) the date after the Closing on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their equity holdings in the Company for cash, securities or other property.
Seller Lock-up Agreement

Concurrently with the execution of the Merger Agreement, certain security holders of MIC (“MIC Holders”), the Company and MIC entered into a lock-up agreement
(“Seller Lock-up Agreement”).
Pursuant to the
Seller Lock-up Agreement,
MIC Holders agreed, among other things, that their shares of Surviving Pubco Shares received in exchange for their shares of MIC Common Stock may not be transferred until, subject to certain customary exceptions, the earlier to occur of
(a)
six (6) months
following Closing and (b) the date after the Closing on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their equity holdings in the Company for cash, securities or other property.
Sponsor Agreement
Concurrently with the execution of the Merger Agreement, the Company also entered into a Sponsor Agreement (the “Sponsor Agreement”) with the Sponsor, and certain holders of the Company’s Class B ordinary shares, par value $0.0001 per share (the “Class B Holders”), whereby the Sponsor and the Class B Holders, have agreed to waive certain of their anti-dilution and conversion rights with respect to their Class B ordinary shares. The Sponsor also has agreed to certain restrictions with respect to its Founder Shares, as follows: (a) 1,658,750 Founder Shares will vest at such time as the aggregate volume-weighted average price per Surviving Pubco Share for any 5-consecutive trading
day period after the date on which the Closing occurs (the “Closing Date”) equals or exceed $16.00 per share (provided that such Founder Shares will be cancelled if the Founder Shares have not vested prior to December 31, 2026), (b) 1,658,750 Founder Shares will vest at such time as the aggregate volume-weighted average price per Surviving Pubco Share for any 5-consecutive trading
day period after the Closing Date equals or exceeds $20.00 per share (provided that such Founder Shares will be cancelled if the Founder Shares have not vested prior to December 31, 2028), (c) the Sponsor will deliver to the Company for cancellation and for no consideration 1,375,000 Founder Shares and any portion of 2,062,500 Founder Shares not transferred to third-party investors in connection with the Closing, and (d) if the aggregate cash proceeds generated from additional Subscription Agreements (defined below) entered into with other investors ( the “PIPE Investments”) (excluding the Initial PIPE Investment (defined below) and PIPE Investments by MIC’s directors, officers and affiliates) and any other third-party financing (other than debt financing) to be funded at the Closing are less than $40,000,000,the Sponsor will deliver to the Company for cancellation and for no consideration 1,375,000 Founder Shares, which number of shares shall be reduced to 1,000,000 Founder Shares if such cash proceeds at Closing equal or exceed $40,000,000 but are less than $50,000,000. If earlier, the Founder Shares described in the foregoing clauses (a) and (b) shall vest on the date after the Closing on which Surviving Pubco (or its successors) completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of Surviving Pubco’s (or its successor’s) stockholders having the right to exchange their Surviving Pubco Shares for cash, securities or other property.
On May 11, 2023, parties to that certain Sponsor Agreement dated December 13, 2022, by and among the Company, its officers and directors, and MIC, amended and restated the Sponsor Agreement in its entirety to clarify certain voting obligations of the parties thereto with respect to securities of the Company acquired after the Initial Public Offering.
On June 15, 2023, the Company entered into the Second Amended and Restated Sponsor Agreement (the “Second Amended Sponsor Agreement”) with the Sponsor, MIC and the Class B Holders, whereby the Sponsor has agreed to certain restrictions with respect to its Founder Shares, as follows: (a) 1,000,000 Founder Shares will vest at such time as the aggregate volume-weighted average price per Surviving Pubco Share for any
5-consecutive
trading day period after the closing of the Merger equals or exceeds $13.00 per share (provided that such Founder Shares will be cancelled if the Founder Shares have not vested prior to December 31, 2026), (b) 1,000,000 Founder Shares will vest at such time as the aggregate volume-weighted average price per Surviving Pubco Share for any
5-consecutive
trading day period after the closing of the Merger equals or exceeds $16.00 per share (provided that such Founder Shares will be cancelled if the Founder Shares have not vested prior to December 31, 2028), and (c) the Sponsor will deliver to the Company
for cancellation and for no consideration 4,775,000 Founder Shares. If earlier, the Founder Shares described in the foregoing clauses (a) and (b) shall vest on the date after the closing of the Merger on which Surviving Pubco (or its successors) completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of Surviving Pubco’s (or its successor’s) stockholders having the right to exchange their Surviving Pubco Shares for cash, securities or other property.
PIPE Investment (Private Placement)
Concurrently with the execution of the Merger Agreement, the Company entered into a subscription agreement (the “Subscription Agreement”) with each of Harvest Small Cap Partners, L.P. and Harvest Small Cap Partners Master, Ltd. (collectively, the “Initial PIPE Investor”), pursuant to which, among other things, the Initial PIPE Investor has agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the Initial PIPE Investor an aggregate of 1,200,000 Surviving Pubco Shares for a purchase price of $10.00 per 1.2 shares, on the terms and subject to the conditions set forth therein (the “Initial PIPE Investment”). The Subscription Agreement contains customary representations and warranties of the Company, on the one hand, and the Initial PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Merger Agreement. Surviving Pubco Shares to be issued and sold to the Initial PIPE Investor pursuant to the Subscription Agreement will not be registered under the Securities Act, in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder. The Subscription Agreement provides the Initial PIPE Investor with certain customary registration rights. The Subscription Agreement further provides that one-sixth of
the Surviving Pubco Shares issued to the PIPE Investors will be subject to certain transfer restrictions.
On June 15, 2023, the Company and the Initial PIPE Investor agreed to terminate the Initial PIPE Subscription Agreement, by mutual consent, pursuant to Section 9(b) thereof and Section 16 of the New PIPE Subscription Agreements. As a result of the termination of the Initial PIPE Subscription Agreement, the Initial PIPE Subscription Agreement is void and of no further force and effect, and all rights and obligations of the parties thereunder have terminated.
New PIPE Subscription Agreements
On June 15, 2023,
the Company
and certain investors including the Initial Pipe Investor (each, a “New PIPE Investor” and collectively, the “New PIPE Investors”), entered into subscription agreements (the “New PIPE Subscription Agreements”) pursuant to which, among other things, the New PIPE Investors agreed to subscribe for and purchase, and the Company
agreed to issue and sell to the New PIPE Investors,
46,000
shares of Series 2
Convertible
Preferred Stock
, par value $0.0001 per share, of Surviving Pubco (the “Series 2 Preferred Stock”)
for a purchase price of $1,000.00 per share in a private placement to be conducted by Surviving Pubco for an aggregate purchase price of $46,000,000.
The New PIPE Subscription Agreements contain customary representations and warranties of the Company, on the one hand, and the New PIPE Investors, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Merger Agreement. Shares of Series 2 Preferred Stock to be issued and sold to the New PIPE Investors pursuant to the New PIPE Subscription Agreements will not be registered under the Securities Act in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder. The New PIPE Investors will be entitled to the registration rights set forth in the Registration Rights Agreement attached to the New PIPE Subscription Agreements as Annex A thereto. The New PIPE Subscription Agreements further provide the shares of Series 2 Preferred Stock issued (and any Surviving Pubco Shares issued upon conversion of the shares of Series 2 Preferred Stock) to the New PIPE Investors will be subject to a one-year
lock-up
period.
Support Agreements
Color Up Support Agreement
Concurrently with the execution of the Merger Agreement, the Company and Color Up, LLC, a Delaware limited liability company (“Color Up”), entered into an agreement (the “Color Up Support Agreement”) pursuant to which Color Up agreed to vote its shares of MIC Common Stock (i) in favor of the Mergers and the transactions contemplated by the Merger Agreement, (ii) in favor of any proposal to adjourn a meeting of the MIC stockholders at which there is a proposal to adopt the Merger Agreement if there are not sufficient votes to adopt the proposals described in clause (i) above or if there are not sufficient shares of MIC’s common stock present in person or represented by proxy to constitute a quorum, (iii) against any merger, purchase of all or substantially all of MIC’s assets or other business combination transaction (other than the Merger Agreement), (iv) subject to certain exceptions, in any circumstances upon which a consent or other approval is required under MIC’s Charter or otherwise sought with respect to the Merger Agreement (including the Mergers), to vote, consent or approve all of Color Up’s MIC Common Stock held at such time in favor thereof, (v) against and withhold consent with respect to any merger, purchase of all or substantially all of MIC’s assets or other business combination transaction (other than the Merger Agreement), (vi) against any proposal, action or agreement that would impede, frustrate, prevent or nullify any provision of the Color Up Support Agreement, the Merger Agreement, or the Mergers, and (vii) in favor of any proposal to amend the Third Amended and Restated Limited Partnership Agreement of Mobile Infra Operating Partnership, L.P. (including the conversion to a limited liability company, the “LLCA”), as contemplated by the Merger Agreement. The Color Up Support Agreement also contains customary termination provisions.
HS3 Support Agreement
Concurrently with the execution of the Merger Agreement, the Company and HSCP Strategic III, L.P., a Delaware limited partnership (“HS3”), entered into an agreement (as amended by the First Amendment, the “A&R HS3 Support Agreement”) pursuant to which HS3 agreed to, among other things, enter into the LLCA in connection with the consummation of the Merger. The A&R HS3 Support Agreement also contains customary termination provisions.

Additional information regarding MIC and the Merger is available in the final joint proxy statement/prospectus (the “Joint Proxy Statement/Prospectus”) filed by the Company with the SEC on July 11, 2023 in connection with the transactions contemplated by the Merger Agreement. The Joint Proxy Statement/Prospectus was sent to the shareholders of the Company and the stockholders of MIC, in each case seeking required approvals with respect to the transactions contemplated by the Merger Agreement. On August 10, 2023, at an extraordinary general meeting of the shareholders of the Company, the shareholders voted to approve, among other things, the transactions contemplated by the Merger Agreement. For more information regarding the results of the extraordinary general meeting, see the Company’s Current Report on Form 8-K filed with the SEC on August 10, 2023.
Liquidity and Going Concern Consideration
As of June 30, 2023, the Company had approximately $55,000 in its operating bank account and working capital deficit of approximately $3.6 million.
The Company’s liquidity needs through June 30, 2023 have been satisfied through a payment of $25,000 by the Sponsor to cover for certain expenses in exchange for the issuance of the Founder Shares (as defined in Note 4), the loan of approximately $109,000 from the Sponsor pursuant to the Note (see Note 4), and the proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note on May 28, 2021. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 4). As of June 30, 2023 and December 31, 2022, there were no amounts outstanding under any Working Capital Loan.
In connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update
(“ASU”) 2014-15, “Disclosures
of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the liquidity needs, mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after May 27, 2023. The unaudited condensed consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern. The Company intends to complete a Business Combination before the mandatory liquidation date. On May 1, 2023, the Company filed a definitive proxy statement seeking approval from its shareholders to, among other things, amend the governing documents of the Company to extend the mandatory liquidation date from May 27, 2023 to September 15, 2023 to provide additional time for the Company to complete a Business Combination. The

Company
shareholder meeting to vote on such amendments was scheduled for May 17, 2023 and the extension of the mandatory liquidation date from May 27, 2023 to September 15, 2023 was approved.
Over
this time period, the Company will be using the funds outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Organization and General
Fifth Wall Acquisition Corp. III (the “Company”) was incorporated as a Cayman Islands exempted company on February 19, 2021 (inception). The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risk associated with early stage and emerging growth companies.
As of December 31, 2022, the Company had not commenced any operations. All activity for the period from February 19, 2021 (inception) through December 31, 2022 relates to the Company’s formation and the initial public offering (the “Initial Public Offering”) described below, and seeking a Business Combination following the Initial Public Offering. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering (as defined below).
The Company’s sponsor is Fifth Wall Acquisition Sponsor III LLC, a Cayman Islands exempted limited company (the “Sponsor”). The registration statement on Form
S-1
for the Company’s Initial Public Offering was declared effective on May 24, 2021. On May 27, 2021, the Company consummated its Initial Public Offering of 27,500,000 Class A ordinary shares (the “Public Shares”), including 2,500,000 Public Shares as a result of the underwriters’ partial exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $275.0 million, and incurring offering costs of approximately $16.1 million, of which approximately $9.6 million was for deferred underwriting commissions (Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 907,000 Class A ordinary shares (the “Private Placement Shares”), at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of approximately $9.1 million (Note 4).
Upon the closing of the Initial Public Offering, management agreed that an amount equal to at least $10.00 per Public Share sold in the Initial Public Offering, including the proceeds from the sale of the Private Placement Shares, are held in a trust account (“Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and is invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule
2a-7
promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide the holders of Public Shares (the “Public Shareholders”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes). The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5).
These redeemable Public Shares were classified as temporary equity in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon consummation of such a Business Combination and only if a majority of the ordinary shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which the Company adopted upon the consummation of the Initial Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) agreed to vote their Founder Shares (as defined below in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial shareholders agreed to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and Public Shares in connection with the completion of a Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of its Business Combination and does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.
The Company’s Sponsor, officers and directors (the “initial shareholders”) agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association that would modify the substance or timing of the Company’s obligation to provide holders of its Public Shares the right to have their shares redeemed in connection with a Business Combination or to redeem 100% of the Company’s Public Shares if the Company does not complete its Business Combination within 24 months from the closing of the Initial Public Offering, or May 27, 2023 (the “Combination Period”), or with respect to any other provision relating to the rights of Public Shareholders, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.
If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes that were paid by the Company or are payable by the Company, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The initial shareholders agreed to waive their liquidation rights with respect to the Founder Shares and Private Placement Shares held by them if the Company fails to complete a Business Combination within the Combination Period. However, if the initial shareholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission (see Note
5
) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per Public Share due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (excluding the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Proposed Merger
On December 13, 2022, the Company (together with its successors, including after the Domestication (as defined below)), entered into an agreement and plan of merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Queen Merger Corp. I, a Maryland corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), and Mobile Infrastructure Corporation, a Maryland corporation (“MIC”). The transactions set forth in the Merger Agreement, including the Mergers (defined below), will constitute an “initial business combination” as contemplated by the Amended and Restated Memorandum and Articles of Association and is referred to herein as the “Merger”.
On March 23, 2023, the Company, Merger Sub and MIC entered into the First Amendment to the Agreement and Plan of Merger (the “First Amendment”) to, among other things, clarify the intended tax treatment of the Merger, expand the size of the post-closing board of directors, and revise certain pre-closing reorganizational steps of MIC affiliates.
The Mergers
The Merger Agreement provides for, among other things, the following transactions: (i) the Company will transfer by way of continuation from the Cayman Islands to the State of Maryland and will domesticate by means of a corporate conversion (the “Domestication”) to a Maryland corporation (“Surviving Pubco”) in accordance with Title 3, Section 9 of the Maryland General Corporation Law, as amended (the “MGCL”), and Part XII of the Cayman Islands Companies Act (as revised), and, in connection with the Domestication, (A) each then issued and outstanding Class A ordinary share, par value $
0.0001 per share, of the Company (the “Class A Shares”) will convert automatically, on
a
one-for-one
 basis,
into one share of common stock, par value $0.0001, of Surviving Pubco (the “Surviving Pubco Shares”); and (B) each then issued and outstanding Class B ordinary share, par value $
0.0001
per share, of the Company will convert automatically, on
a
one-for-one
 basis,
into one Surviving Pubco Share; and (ii) following the Domestication, (A) Merger Sub will merge with and into MIC in accordance with the MGCL (the “First Merger”), with MIC continuing as the surviving entity (the “First-Step Surviving Company”) and (B) immediately following the effectiveness of the First Merger, the First-Step Surviving Company will merge with and into Surviving Pubco in accordance with the MGCL (the “Second Merger” and, together with the First Merger, the “Mergers”), with Surviving Pubco continuing as the surviving entity (the “Second-Step Surviving Company”).
Lock-up Agreements
Sponsor Lock-up Agreement
Concurrently with the execution of the Merger Agreement, our sponsor, MIC and the Company entered into a lock-up
agreement (“Sponsor
Lock-up
Agreement”). Pursuant to the Sponsor
Lock-up
Agreement, our sponsor agreed, among other things, that its shares received in exchange for the Class A Shares in the Mergers, may not be transferred until, subject to certain customary exceptions, the earlier to occur of (a)

six (6) months
following the consummation of the transactions contemplated by the Merger Agreement (the “Closing”) and (b) the date after the Closing on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their equity holdings in the Company for cash, securities or other property.
Seller Lock-up Agreement
Concurrently with the execution of the Merger Agreement, certain security holders of MIC (“MIC Holders”), the Company and MIC entered into a lock-up agreement
(“Seller Lock-up Agreement”).
Pursuant to the
Seller Lock-up Agreement,
MIC Holders agreed, among other things, that their shares of Surviving Pubco Shares received in exchange for their shares of MIC Common Stock may not be transferred until, subject to certain customary exceptions, the earlier to occur of (a)
six (6) months
following Closing and (b) the date after the

Closing on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their equity holdings in the Company for cash, securities or other property.
Sponsor Agreement
Concurrently with the execution of the Merger Agreement, the Company also entered into a Sponsor Agreement (the “Sponsor Agreement”) with our sponsor
, and certain holders of the Company’s Class B ordinary shares, par value $0.0001 per share (the “Class B Holders”), whereby our sponsor
and the Class B Holders, have agreed to waive certain of their anti-dilution and conversion rights with respect to their Class B ordinary shares

(such shares, together with any Class A Shares or Surviving Pubco Shares issuable upon conversion thereof, the “Founder Shares”).
Ou
r
s
ponsor also has agreed to certain restrictions with respect to its Founder Shares, as follows: (a) 1,658,750
 Founder Shares will vest at such time as the aggregate volume-weighted average price per Surviving Pubco Share for any
5
-consecutive trading
day period after the date on which the Closing occurs (the “Closing Date”) equals or exceed $
16.00 per share (provided that such Founder Shares will be cancelled if the Founder Shares have not vested prior to December 31, 2026), (b) 1,658,750 Founder Shares will vest at such time as the aggregate volume-weighted average price per Surviving Pubco Share for any
5-consecutive trading
day period after the Closing Date equals or exceeds $20.00 per share (provided that such Founder Shares will be cancelled if the Founder Shares have not vested prior to December 31, 2028), (c)
our sponsor
will deliver to the Company for cancellation and for no consideration 1,375,000 Founder Shares and any portion of 2,062,500 Founder Shares not transferred to third-party investors in connection with the Closing, and (d) if the aggregate cash proceeds generated
from
additional Subscription Agreements (defined below) entered into with other investors

(

the “
PIPE Investments
”)
(excluding
the Initial PIPE Investment
 (defined below)
and PIPE Investments by MIC’s directors, officers and affiliates) and any other third-party financing (other than debt financing) to be funded at the Closing are less than $40,000,000, our
s
ponsor will deliver to the Company for cancellation and for no consideration 1,375,000 Founder Shares, which number of shares shall be reduced to 1,000,000 Founder Shares if such cash proceeds at Closing equal or exceed $40,000,000 but are less than $50,000,000. If earlier, the Founder Shares described in the foregoing clauses (a) and (b) shall vest on the date after the Closing on which Surviving Pubco (or its successors) completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of Surviving Pubco’s (or its successor’s) stockholders having the right to exchange their Surviving Pubco Shares for cash, securities or other property.

PIPE Investment (Private Placement)
Concurrently with the execution of the Merger Agreement, the Company entered into a subscription agreement (the “Subscription Agreement”) with each of Harvest Small Cap Partners, L.P. and Harvest Small Cap Partners Master, Ltd. (collectively, the “Initial PIPE Investor”), pursuant to which, among other things, the Initial PIPE Investor has agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the Initial PIPE Investor an aggregate of 1,200,000 Surviving Pubco Shares for a purchase price of $10.00 per 1.2 shares, on the terms and subject to the conditions set forth therein (the “Initial PIPE Investment”). The Subscription Agreement contains customary representations and warranties of the Company, on the one hand, and the Initial PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the transactions contemplated by the Merger Agreement. Surviving Pubco Shares to be issued and sold to the Initial PIPE Investor pursuant to the Subscription Agreement will not be registered under the Securities Act, in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder. The Subscription Agreement provides the Initial PIPE Investor with certain customary registration rights. The Subscription Agreement further provides that one-sixth of
the Surviving Pubco Shares issued to the PIPE Investors will be subject to certain transfer restrictions.

Support Agreements
Color Up Support Agreement
Concurrently with the execution of the Merger Agreement, the Company and Color Up, LLC, a Delaware limited liability company (“Color Up”), entered into an agreement (the “Color Up Support Agreement”) pursuant to which Color Up agreed to vote its shares of MIC Common Stock (i) in favor of the Mergers and the transactions contemplated by the Merger Agreement, (ii) in favor of any proposal to adjourn a meeting of the MIC stockholders at which there is a proposal to adopt the Merger Agreement if there are not sufficient votes to adopt the proposals described in clause (i) above or if there are not sufficient shares of MIC’s common stock present in person or represented by proxy to constitute a quorum, (iii) against any merger, purchase of all or substantially all of MIC’s assets or other business combination transaction (other than the Merger Agreement), (iv) subject to certain exceptions, in any circumstances upon which a consent or other approval is required under MIC’s Charter or otherwise sought with respect to the Merger Agreement (including the Mergers), to vote, consent or approve all of Color Up’s MIC Common Stock held at such time in favor thereof, (v) against and withhold consent with respect to any merger, purchase of all or substantially all of MIC’s assets or other business combination transaction (other than the Merger Agreement), (vi) against any proposal, action or agreement that would impede, frustrate, prevent or nullify any provision of the Color Up Support Agreement, the Merger Agreement, or the Mergers, and (vii) in favor of any proposal to amend the Third Amended and Restated Limited Partnership Agreement of Mobile Infra Operating Partnership, L.P. (including the conversion to a limited liability company), as contemplated by the Merger Agreement. The Color Up Support Agreement also contains customary termination provisions.
HS3 Support Agreement
Concurrently with the execution of the Merger Agreement, the Company and HSCP Strategic III, L.P., a Delaware limited partnership (“HS3”), entered into an agreement (as amended by the First Amendment, the “A&R HS3 Support Agreement”) pursuant to which HS3 agreed to, among other things, enter into the Operating Agreement in connection with the consummation of the Merger. The A&R HS3 Support Agreement also contains customary termination provisions.
Additional information regarding MIC and the Merger is available in the proxy statement/prospectus most recently filed by the Company with the SEC on January 13, 2023.
Liquidity and Going Concern
As of December 31, 2022, the Company had approximately $443,000 in its operating bank account and working capital deficit
 of approximately $1.1 million.
The Company’s liquidity needs through December 31, 2022 have been satisfied through a payment of $25,000 by the Sponsor to cover for certain expenses in exchange for the issuance of the Founder Shares (as defined in Note 5), the loan of approximately $109,000 from the Sponsor pursuant to the Note (see Note 5), and the proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the Note on May 28, 2021. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of December 31, 2022 and 2021, there were no amounts outstanding under any Working Capital Loan.
In connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Update (“ASU”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to

Continue as a Going Concern,” management has determined that the liquidity needs, mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after May 27, 2023. The consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern. The Company intends to complete a Business Combination before the mandatory liquidation date. Over this time period, the Company will be using the funds outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.